Note 12 - Right-of-Use Assets and Finance Lease Liabilities	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Lessee, Finance Leases [Text Block]

12. Right-of-Use Assets and Finance Lease Liabilities:

Between January and April 2014, the Company took delivery of the newbuild vessels MSC Azov, MSC Ajaccio and MSC Amalfi. Upon the delivery of each vessel, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to these vessels by entering into a ten-year sale and leaseback transaction for each vessel. The shipbuilding contracts were novated to the financial institution for an amount of $85,572 each. On June 18, 2019, Bastian Shipping Co. and Cadence Shipping Co. signed a loan agreement with a bank for the purpose of financing the acquisition costs of the MSC Ajaccio and the MSC Amalfi (Note 11.A.10). On July 12, 2019 and July 15, 2019, the two above-mentioned subsidiaries repaid the then outstanding lease liability of the two vessels.

On June 24, 2019, Adele Shipping Co. signed a loan agreement with a bank for the purpose of financing the acquisition cost of the MSC Azov (Note 11.A.11). On July 12, 2019, the Company drew down the amount of $68,000 and on July 18, 2019 the above-mentioned subsidiary repaid the then outstanding lease liability of the vessel.

On July 6, 2016 and July 15, 2016, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to the MSC Athos and the MSC Athens, by entering into a seven-year sale and leaseback transaction for each vessel. In May 2019, a supplemental agreement was signed to the existing sale and leaseback facility with the financial institution for an additional amount of up to $12,000 in order to finance the installation of scrubbers on the containerships MSC Athens and MSC Athos. In September 2020, after the completion of the scrubber installation on the two vessels, the Company drew down the amount of $12,000 and the repayment of the outstanding liability was extended up to 2026.

On June 19, 2017, the Company entered into two seven-year sale and leaseback transactions with a financial institution for the Leonidio and Kyparissia.

The sale and leaseback transactions were classified as finance leases. As the fair value of each vessel sold was in excess of its carrying amount, the difference between the sale proceeds and the carrying amount was classified as prepaid lease rentals or as unearned revenue. At January 1, 2019, as a result of the adoption of ASC 842 Leases, the balance of Prepaid lease rentals of $42,919 and Deferred gain, net, amounted to $3,557, were reclassified to Right-of-Use assets.

The total value of the vessels, at the inception of the finance lease transactions, was $452,564, in the aggregate. The depreciation charged during the six-month periods ended June 30, 2020 and 2021, amounted to $3,444 and $3,713, respectively, and is included in Depreciation in the accompanying consolidated statements of operations. As of December 31, 2020, and June 30, 2021, accumulated depreciation amounted to $27,731 and $31,444, respectively, and is included in Right-of-use assets, in the accompanying consolidated balance sheets. As of December 31, 2020, and June 30, 2021, the net book value of the vessels amounted to $199,098 and $195,233, respectively, and is separately reflected as Right-of-use assets, in the accompanying consolidated balance sheets.

The finance lease liabilities amounting to $125,224 as at June 30, 2021 are scheduled to expire through 2026 and include a purchase option to repurchase the vessels at any time during the charter period and an obligation to repurchase the vessels at the end of the charter period. Total interest expenses incurred on finance leases, including the effect of the hedging interest rate swaps related to the sale and leaseback transactions (discussed in Notes 17 and 19) for the six-month periods ended June 30, 2020 and 2021, amounted to $3,057, and $2,406, respectively, and are included in Interest and finance costs in the accompanying consolidated statements of operations. Finance lease liabilities of MSC Athos and MSC Athens bear interest at LIBOR plus a spread, which is not included in the annual lease payments table below.

The annual lease payments under the finance leases after June 30, 2021, are in the aggregate as follows:

Year ending December 31,	Amount
2021	$9,153
2022	18,267
2023	18,267
2024	37,157
2025	13,376
2026	33,344
Total	$129,564
Less: Amount of interest (Leonidio and Kyparissia)	(4,340)
Total lease payments	$125,224
Less: Financing costs, net	(577)
Total lease payments, net	$124,647

The total finance lease liabilities, net of related financing costs, are presented in the accompanying December 31, 2020 and June 30, 2021 consolidated balance sheet as follows:

	December 31, 2020	June 30, 2021
Finance lease liabilities – current	$16,691	$16,773
Less: current portion of financing costs	(196)	(189)
Finance lease liabilities – non-current	116,844	108,451
Less: non-current portion of financing costs	(478)	(388)
Total	$132,861	$124,647